Equity investments - Summary of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Purchase of Equity Investments [Roll Forward]
Balance at beginning of year	€ 0.0	€ 0.0
Additions	1,302.2	0.0
Disposals	0.0	0.0
Other changes	18.5	0.0
Balance at end of year	€ 1,320.7	€ 0.0